Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Other Noncurrent Liabilities	Other Noncurrent LiabilitiesOther noncurrent liabilities at December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Pension liabilities	$215	$271
Restructuring and plant closing costs	30	9
Asset retirement obligations	26	31
Other	14	27
Total	$285	$338